Share-Based Compensation - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Parenthetical) (Detail) - Sharesave Schemes	Dec. 31, 2020 £ / shares
1 to 2 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 1
1 to 2 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
2 to 3 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
2 to 3 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
3 to 4 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
3 to 4 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
4 to 5 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
4 to 5 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 5